SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Three Months Ended June 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	64,824	12,537	26,018	—	103,379	(26,018)	77,361
Vessel operating expenses	(10,070)	(4,843)	(6,163)	—	(21,076)	6,163	(14,913)
Voyage and commission expenses	(1,109)	(512)	(50)	—	(1,671)	50	(1,621)
Administrative expenses(4)	(1,947)	(1,304)	(198)	—	(3,449)	198	(3,251)
Amount invoiced under sales-type lease	2,300	—	—	—	2,300	(2,300)	—
Adjusted EBITDA	53,998	5,878	19,607	—	79,483	(21,907)	57,576
Balance sheet (at end of period):
Total assets (5)	1,103,883	523,056	200,861	332,264	2,160,064	—	2,160,064

	Six Months Ended June 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	118,229	29,042	52,036	—	199,307	(52,036)	147,271
Vessel operating expenses	(21,863)	(9,860)	(12,116)	—	(43,839)	12,116	(31,723)
Voyage and commission expenses	(2,233)	(1,246)	(230)	—	(3,709)	230	(3,479)
Administrative expenses(4)	(4,324)	(2,793)	(506)	—	(7,623)	506	(7,117)
Amount invoiced under sales-type lease	2,300	—	—	—	2,300	(2,300)	—
Adjusted EBITDA	92,109	15,143	39,184	—	146,436	(41,484)	104,952

	Three Months Ended June 30, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	72,987	11,214	—	—	84,201	—	84,201
Vessel operating expenses	(11,358)	(5,288)	—	—	(16,646)	—	(16,646)
Voyage and commission expenses	(1,234)	(808)	—	—	(2,042)	—	(2,042)
Administrative expenses(4)	(2,668)	(1,276)	—	—	(3,944)	—	(3,944)
Adjusted EBITDA	57,727	3,842	—	—	61,569	—	61,569
Balance sheet (at end of period):
Total assets (5)	1,124,858	535,393	—	600,580	2,260,831	—	2,260,831

	Six Months Ended June 30, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	135,534	22,881	—	—	158,415	—	158,415
Vessel operating expenses	(22,438)	(10,568)	—	—	(33,006)	—	(33,006)
Voyage and commission expenses	(2,751)	(2,178)	—	—	(4,929)	—	(4,929)
Administrative expenses(4)	(4,669)	(2,527)	—	—	(7,196)	—	(7,196)
Adjusted EBITDA	105,676	7,608	—	—	113,284	—	113,284

(1) Relates to the effective revenues, expenses and EBITDA attributable to our 50% ownership of the Hilli Common Units that was acquired in July 2018 (see note 9). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated income statement.
(2) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheet.
(3) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease.
(4) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(5) Total assets by segment refers to our principal assets being that of our vessels, including the net investment in leased vessel.